Segmented Information - Schedule of Information About the Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cultivation Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	$ 17,785	$ 7,421,320
Reportable segment liabilities	133,163	5,949,793
Revenues from external customers
Intersegment revenues
Other income (expense)	(879,154)	(990,870)
Finance income
Finance expense
Depreciation & amortization
Discontinued operations	(827,620)	(28,562,693)
Reportable segment income (loss)	(206,397)	(29,566,625)
Distribution Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	1,052,080	831,714
Reportable segment liabilities	1,026,211	1,314,705
Revenues from external customers	836,664	423,683
Intersegment revenues
Other income (expense)	411,198	117,785
Finance income	3,539	39
Finance expense	(19,024)	(14,638)
Depreciation & amortization	3,783	3,759
Discontinued operations
Reportable segment income (loss)	43,414	(355,688)
Corporate Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	6,844,218	586,959
Reportable segment liabilities	2,478,171	5,404,387
Revenues from external customers
Intersegment revenues
Other income (expense)	1,675,644	940,863
Finance income	2,953
Finance expense	(81,083)	(106,758)
Depreciation & amortization	137,271	205,424
Discontinued operations
Reportable segment income (loss)	(3,933,046)	(2,352,757)
Reportable Segments [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	7,914,083	8,839,993
Reportable segment liabilities	3,637,545	12,668,885
Revenues from external customers	836,664	423,683
Intersegment revenues
Other income (expense)	1,207,688	67,778
Finance income	6,492	39
Finance expense	(100,107)	(121,396)
Depreciation & amortization	141,054	209,183
Discontinued operations	(827,620)	(28,562,693)
Reportable segment income (loss)	$ (4,096,029)	$ (32,275,070)